Finance Income and Finance Costs (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of detailed information about finance income expense
Components of finance income and finance costs for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Finance income
Interest income	2,022	1,995	1,994
Dividend income	4,708	5,444	5,148
Gain on sales of associates	16,769	12,603	135
Foreign exchange gains, net	—	265	—
Gain on sales of equity instruments	5,743	—	—
Other	311	1,682	1,200

Total	29,553	21,989	8,477

Finance costs
Interest expenses	6,350	6,870	9,844
Foreign exchange losses, net	3,098	—	3,560
Other	2,120	1,507	2,060

Total	11,568	8,377	15,464